Assets Held for Sale - Details of Net Cash Flows Deriving from Transaction (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
IMPE S.p.A. [member]
Assets Held For Sale [Line Items]
Additional interest in subsidiary	100.00%